Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following tables present changes in the accumulated balances for each component of other comprehensive income, including current period other comprehensive income and reclassifications out of accumulated other comprehensive income:

(DOLLARS IN THOUSANDS)	Foreign Currency Translation Adjustments	(Losses) Gains on Derivatives Qualifying as Hedges	Pension and Postretirement Liability Adjustment	Total
Accumulated other comprehensive loss, net of tax, as of December 31, 2018	$(396,996)	$4,746	$(309,977)	$(702,227)
OCI before reclassifications	23,953	4,969	(45,599)	(16,677)
Amounts reclassified from AOCI	—	(7,647)	9,657	2,010
Net current period other comprehensive income (loss)	23,953	(2,678)	(35,942)	(14,667)
Accumulated other comprehensive loss, net of tax, as of December 31, 2019	$(373,043)	$2,068	$(345,919)	$(716,894)

(DOLLARS IN THOUSANDS)	Foreign Currency Translation Adjustments	(Losses) Gains on Derivatives Qualifying as Hedges	Pension and Postretirement Liability Adjustment	Total
Accumulated other comprehensive (loss) income, net of tax, as of December 31, 2017	$(297,416)	$(10,332)	$(329,734)	$(637,482)
OCI before reclassifications	(99,580)	8,011	9,717	(81,852)
Amounts reclassified from AOCI	—	7,067	10,040	17,107
Net current period other comprehensive income (loss)	(99,580)	15,078	19,757	(64,745)
Accumulated other comprehensive loss, net of tax, as of December 31, 2018	$(396,996)	$4,746	$(309,977)	$(702,227)

(DOLLARS IN THOUSANDS)	Foreign Currency Translation Adjustments		(Losses) Gains on Derivatives Qualifying as Hedges	Pension and Postretirement Liability Adjustment	Total
Accumulated other comprehensive (loss) income, net of tax, as of December 31, 2016	$(352,025)		$7,604	$(335,674)	$(680,095)
OCI before reclassifications	66,826		(14,782)	(7,941)	44,103
Amounts reclassified from AOCI	(12,217)	(a)	(3,154)	13,881	(1,490)
Net current period other comprehensive income (loss)	54,609		(17,936)	5,940	42,613
Accumulated other comprehensive (loss) income, net of tax, as of December 31, 2017	$(297,416)		$(10,332)	$(329,734)	$(637,482)

Reclassifications of Accumulated Other Comprehensive Income to Consolidated Statement of Comprehensive Income
The following table provides details about reclassifications out of AOCI to the Consolidated Statement of Comprehensive Income:

	Year Ended December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017	Affected Line Item in the Consolidated Statement of Comprehensive Income
(Losses) gains on derivatives qualifying as hedges
Foreign currency contracts	$9,719	$(7,089)	$4,506	Cost of goods sold
Interest rate swaps	(857)	(864)	(789)	Interest expense
Tax	(1,215)	886	(563)	Provision for income taxes
Total	$7,647	$(7,067)	$3,154	Total, net of income taxes
(Losses) gains on pension and postretirement liability adjustments
Prior service cost	$6,644	$7,752	$7,040	(a)
Actuarial losses	(19,032)	(20,645)	(24,699)	(a)
Tax	2,731	2,853	3,778	Provision for income taxes
Total	$(9,657)	$(10,040)	$(13,881)	Total, net of income taxes
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(a)
The amortization of prior service cost and actuarial loss is included in the computation of net periodic benefit cost. Refer to Note 16 to the Consolidated Financial Statements for additional information regarding net periodic benefit cost.